UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2009
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November 4, 2009

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$30,148
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1677 30850.230SH       SOLE                30850.230
*** SCHLUMBERGER LTD           COM              806857108     1228 18873.000SH       SOLE                18873.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1302 35410.000SH       SOLE                35410.000
CERNER CORP                    COM              156782104     2230 27055.000SH       SOLE                27055.000
CHEVRON CORP                   COM              166764100     1147 14903.357SH       SOLE                14903.357
CISCO SYS INC                  COM              17275r102      970 40512.000SH       SOLE                40512.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1567 34563.000SH       SOLE                34563.000
CONOCOPHILLIPS                 COM              20825c104      750 14683.852SH       SOLE                14683.852
EMC CORP                       COM              268648102     1190 68141.000SH       SOLE                68141.000
EXXON MOBIL CORP               COM              30231g102      425 6226.000 SH       SOLE                 6226.000
FACTSET RESEARCH SYSTEM        COM              303075105     1187 18013.000SH       SOLE                18013.000
FLOWSERVE CP                   COM              34354P105      948 10024.000SH       SOLE                10024.000
HANSENS NATURAL CORP           COM              411310105      964 25116.000SH       SOLE                25116.000
IBM CORPORATION                COM              459200101      314 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106      740 36579.000SH       SOLE                36579.000
INTEL CORP                     COM              458140100      400 19610.408SH       SOLE                19610.408
JOHNSON & JOHNSON              COM              478160104     1216 18885.196SH       SOLE                18885.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1547 20669.000SH       SOLE                20669.000
MEMC ELECTRONIC MATERIALS      COM              552715104      184 13521.000SH       SOLE                13521.000
MICROSOFT CORP                 COM              594918104     1232 40411.620SH       SOLE                40411.620
P G & E CORPORATION            COM              69331c108      358 8025.000 SH       SOLE                 8025.000
PROCTER & GAMBLE CO            COM              742718109      354 5841.000 SH       SOLE                 5841.000
PRUDENTIAL FINANCIAL INC       COM              744320102      912 18331.000SH       SOLE                18331.000
SOUTHERN CO                    COM              842587107      227 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108      904 16381.000SH       SOLE                16381.000
STRYKER CORP                   COM              863667101     1115 22141.000SH       SOLE                22141.000
TARGET CORP                    COM              87612e106     1173 24259.347SH       SOLE                24259.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1113 23753.000SH       SOLE                23753.000
WATERS CORP                    COM              941848103     1528 24666.000SH       SOLE                24666.000
WHOLE FOODS MKT INC            COM              966837106      271 9875.870 SH       SOLE                 9875.870
XTO ENERGY INC                 COM              98385x106      973 20911.000SH       SOLE                20911.000